Balance Sheets (USD $)	Apr. 30, 2013	Apr. 30, 2012
Current
Cash		$ 108,730
Investment		1,680
Total Current Assets		110,410
Long-Term
Property, Plant and Equipment		32,877
TOTAL ASSETS		143,287
Current Liabilities
Accounts payable and accrued	155,949	241,055
TOTAL CURRENT LIABILITIES	155,949	241,055
Long Term Liability
Long Term Debt	429,012	429,012
Long term Loan	119,140	105,000
Loan from Shareholder and Director	441,196	441,196
TOTAL LIABILITIES	1,145,297	1,216,263
Stockholders' Equity (Deficit)
Common Stock Authorized: 1,050,000 common shares at $0.01 par value, 7,500,000 preferred shares at $0.01 par value, Issued and fully paid 101,305,000 common shares at $0.01 par value	7,637	7,637
Additional paid in capital	853,652	853,652
Prior period adjustment	(302,567)	(302,567)
Deficit accumulated during the development stage	(1,704,017)	(1,631,697)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(1,145,296)	(1,072,976)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 0	$ 143,287